Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Revenue	$ 26,521	$ 18,550	$ 9,654
Cost of revenue	7,711	8,402	4,844
Gross profit	18,810	10,148	4,810
Operating expenses:
Research and development	3,557	3,824	2,625
Selling and marketing	10,035	11,823	5,742
General and administrative	4,406	6,661	6,839
Impairment of goodwill	6,311	569	700
Contingent consideration income			(684)
Total operating expenses	24,309	22,877	15,222
Operating loss	(5,499)	(12,729)	(10,412)
Financial expense	(786)	(531)	(121)
Financial income	196	477	1,063
Financial income (expense), net	(590)	(54)	942
Loss from continuing operations before income tax	(6,089)	(12,783)	(9,470)
Tax benefit	482	327	945
Loss from continuing operations, net of tax	(5,607)	(12,456)	(8,525)
Profit (loss) from discontinued operations, net of tax	82	(695)	(4,600)
Net loss for the year	$ (5,525)	$ (13,151)	$ (13,125)
Basic and diluted profit (loss) per share:
Continuing operations (in Dollars per share)	$ (0.14)	$ (0.39)	$ (0.31)
Discontinued operations (in Dollars per share)	0	(0.03)	(0.17)
Basic loss per share (in Dollars per share)	$ (0.14)	$ (0.42)	$ (0.48)